UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 1/31/15

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 95.1%
Commercial Services – 1.9%
7,900	Moody’s Corp.	$ 721,507
16,400	Tyco International PLC	669,284

		1,390,791

Communications – 2.1%
32,600	Verizon Communications, Inc.	1,490,146

Consumer Durables* – 1.1%
15,925	Jarden Corp.	764,719

Consumer Non-Durables – 13.3%
15,900	Altria Group, Inc.	844,290
11,600	Colgate-Palmolive Co.	783,232
12,200	Kellogg Co.	800,076
7,100	Kimberly-Clark Corp.	766,516
8,200	Mead Johnson Nutrition Co.	807,618
8,400	Nike, Inc. Class B	774,900
8,400	PepsiCo, Inc.	787,752
8,900	Philip Morris International, Inc.	714,136
12,600	Reynolds American, Inc.	856,170
23,200	The Coca-Cola Co.	955,144
8,300	The Estee Lauder Cos., Inc. Class A	585,897
11,400	V. F. Corp.	790,818

		9,466,549

Consumer Services – 6.4%
14,900	CBS Corp. Class B	816,669
13,600	Comcast Corp. Class A	722,772
9,500	DIRECTV*	810,160
15,300	eBay, Inc.*	810,900
31,100	Service Corp.	703,793
10,700	Viacom, Inc. Class B	689,294

		4,553,588

Distribution Services – 2.0%
3,900	McKesson Corp.	829,335
2,500	W.W. Grainger, Inc.	589,600

		1,418,935

Electronic Technology – 10.8%
35,200	Apple, Inc.	4,124,032
22,000	Intel Corp.	726,880
9,200	Lam Research Corp.	703,248
4,600	Lockheed Martin Corp.	866,502
15,700	Microchip Technology, Inc.	708,070
9,900	QUALCOMM, Inc.	618,354

		7,747,086

Energy Minerals – 1.7%
7,300	EOG Resources, Inc.	649,919
12,700	Range Resources Corp.	587,629

		1,237,548

Finance – 8.6%
8,500	American Express Co.	685,865
10,000	Crown Castle International Corp.	865,100
11,500	Extra Space Storage, Inc.	759,000
3,300	Intercontinental Exchange, Inc.	678,909
9,500	Mastercard, Inc. Class A	779,285
4,300	Public Storage	863,612
9,200	T. Rowe Price Group, Inc.	724,224
3,100	Visa, Inc. Class A	790,221

		6,146,216

Shares	Description	Value
Common Stocks – (continued)
Health Services* – 1.1%
12,200	Cerner Corp.	$ 809,470

Health Technology – 9.6%
4,900	Amgen, Inc.	746,074
5,800	Becton Dickinson & Co.	800,864
6,600	Bio-Techne Corp.	613,932
4,300	C. R. Bard, Inc.	735,429
8,700	Gilead Sciences, Inc.*	912,021
4,600	IDEXX Laboratories, Inc.*	728,732
7,500	Johnson & Johnson	751,050
7,700	Pall Corp.	745,052
8,700	Stryker Corp.	792,135

		6,825,289

Industrial Services – 2.3%
9,700	Schlumberger Ltd.	799,183
16,100	Waste Management, Inc.	828,023

		1,627,206

Process Industries – 8.3%
15,600	Archer-Daniels-Midland Co.	727,428
19,600	Donaldson Co, Inc.	716,576
7,700	Ecolab, Inc.	799,029
6,700	Monsanto Co.	790,466
9,300	Packaging Corp. of America	705,405
14,300	RPM International, Inc.	684,398
3,300	The Sherwin-Williams Co.	895,191
6,700	W.R. Grace & Co.*	580,756

		5,899,249

Producer Manufacturing – 6.2%
21,400	Allison Transmission Holdings, Inc.	670,248
11,700	AMETEK, Inc.	560,430
8,300	Honeywell International, Inc.	811,408
8,800	Illinois Tool Works, Inc.	819,192
7,600	Lennox International, Inc.	747,156
7,200	United Technologies Corp.	826,416

		4,434,850

Retail Trade – 7.6%
1,000	AutoZone, Inc.*	596,960
9,700	Dollar Tree, Inc.*	689,670
12,000	Lowe’s Cos., Inc.	813,120
12,200	Macy’s, Inc.	779,336
8,100	The Home Depot, Inc.	845,802
12,800	The Kroger Co.	883,840
9,800	Wal-Mart Stores, Inc.	832,804

		5,441,532

Technology Services – 9.9%
10,700	Adobe Systems, Inc.*	750,391
9,600	Automatic Data Processing, Inc.	792,288
10,400	Fiserv, Inc.*	754,312
2,700	Google, Inc. Class A*	1,451,385
1,100	Google, Inc. Class C*	587,972
5,800	International Business Machines Corp.	889,198
29,800	Microsoft Corp.	1,203,920
14,900	Paychex, Inc.	674,374

		7,103,840

Transportation – 2.2%
7,200	Union Pacific Corp.	843,912
7,500	United Parcel Service, Inc. Class B	741,300

		1,585,212

TOTAL COMMON STOCKS		$67,942,226

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 3.0%
22,700	iShares Russell 1000 Growth Index Fund	$ 2,138,567

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
State Street Bank & Trust Co.
$ 1,188,000	0.000%	02/02/15	$ 1,188,000
Maturity Value: $1,188,000

TOTAL INVESTMENTS – 99.8%			$71,268,793

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			152,580

NET ASSETS – 100.0%			$71,421,373

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 30, 2015. This agreement was fully collateralized by $1,215,000, U.S. Treasury Note, 0.750%, due 03/31/18 with a market value of $1,213,593.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$57,031,653
Gross unrealized gain	15,176,039
Gross unrealized loss	(938,899)
Net unrealized security gain	$14,237,140

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 96.3%
Communications – 4.3%
155,000	AT&T, Inc.	$ 5,102,600
110,000	Verizon Communications, Inc.	5,028,100

		10,130,700

Consumer Durables – 3.5%
60,000	Hasbro, Inc.	3,295,200
71,000	Tupperware Brands Corp.	4,800,310

		8,095,510

Consumer Non-Durables – 7.7%
91,000	Altria Group, Inc.	4,832,100
40,000	Kimberly-Clark Corp.	4,318,400
50,000	Procter & Gamble Co.	4,214,500
70,000	Reynolds American, Inc.	4,756,500

		18,121,500

Consumer Services – 3.5%
60,000	Darden Restaurants, Inc.	3,682,800
50,000	McDonald’s Corp.	4,622,000

		8,304,800

Distribution Services – 1.9%
115,000	SYSCO Corp.	4,504,550

Electronic Technology – 5.7%
124,000	Intel Corp.	4,096,960
24,500	Lockheed Martin Corp.	4,615,065
103,000	Microchip Technology, Inc.	4,645,300

		13,357,325

Energy Minerals – 11.7%
88,000	Chevron Corp.	9,022,640
145,000	ConocoPhillips	9,132,100
52,000	Exxon Mobil Corp.	4,545,840
60,000	Occidental Petroleum Corp.	4,800,000

		27,500,580

Finance – 22.8%
79,000	Bank of Hawaii Corp.	4,460,340
120,000	BB&T Corp.	4,234,800
64,000	Cullen/Frost Bankers, Inc.	3,987,200
142,000	Federated Investors, Inc. Class B	4,488,620
100,000	HCP, Inc.	4,729,000
156,000	JPMorgan Chase & Co.	8,483,280
178,000	Kimco Realty Corp.	4,921,700
89,000	Principal Financial Group, Inc.	4,176,770
102,000	Waddell & Reed Financial, Inc. Class A	4,560,420
182,500	Wells Fargo & Co.	9,475,400

		53,517,530

Health Technology – 9.2%
62,500	Baxter International, Inc.	4,394,375
43,000	Johnson & Johnson	4,306,020
97,500	Merck & Co., Inc.	5,877,300
220,000	Pfizer, Inc.	6,875,000

		21,452,695

Industrial Services – 4.1%
115,000	Kinder Morgan, Inc.	4,720,750
93,000	Waste Management, Inc.	4,782,990

		9,503,740

Shares	Description	Value
Common Stocks – (continued)
Process Industries – 4.0%
65,000	E. I. du Pont de Nemours and Co.	$ 4,628,650
105,000	Sonoco Products Co.	4,641,000

		9,269,650

Producer Manufacturing – 5.9%
50,000	Caterpillar, Inc.	3,998,500
77,000	Emerson Electric Co.	4,384,380
225,000	General Electric Co.	5,375,250

		13,758,130

Retail Trade – 2.0%
62,000	Target Corp.	4,563,820

Technology Services – 1.9%
98,000	Paychex, Inc.	4,435,480

Utilities – 8.1%
62,000	Dominion Resources, Inc.	4,767,180
45,000	NextEra Energy, Inc.	4,915,800
128,500	PPL Corp.	4,561,750
94,000	The Southern Co.	4,767,680

		19,012,410

TOTAL COMMON STOCKS		$225,528,420

Exchange Traded Fund – 3.2%
75,000	iShares Russell 1000 Value Index Fund	$ 7,521,000

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co.
$ 388,000	0.000%	02/02/15	$ 388,000
Maturity Value: $388,000

TOTAL INVESTMENTS – 99.7%			$233,437,420

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			796,388

NET ASSETS – 100.0%			$234,233,808

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on January 30, 2015. This agreement was fully collateralized by $400,000 U.S. Treasury Note, 0.750%, due 03/31/18 with a market value of $399,537.

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$203,030,497
Gross unrealized gain	33,818,144
Gross unrealized loss	(3,411,221)
Net unrealized security gain	$30,406,923

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 92.9%
Commercial Services – 7.0%
9,100	Equifax, Inc.	$ 768,586
9,000	Gartner, Inc.*	757,980
21,800	KAR Auction Services, Inc.	743,598
11,300	Morningstar, Inc.	752,467
16,900	Nielsen NV	736,164
6,300	The Dun & Bradstreet Corp.	725,193

		4,483,988

Communications* – 1.2%
6,600	SBA Communications Corp. Class A	770,220

Consumer Durables – 3.7%
11,700	Harley-Davidson, Inc.	721,890
16,200	Jarden Corp.*	777,924
12,200	Tupperware Brands Corp.	824,842

		2,324,656

Consumer Non-Durables – 7.4%
9,800	Church & Dwight Co., Inc.	793,016
8,100	Constellation Brands, Inc. Class A*	894,645
10,700	Dr Pepper Snapple Group, Inc.	826,789
10,100	McCormick & Co., Inc.	721,039
4,200	Ralph Lauren Corp.	700,938
7,700	The Hershey Co.	787,017

		4,723,444

Consumer Services – 8.2%
16,200	Dunkin’ Brands Group, Inc.	766,422
9,600	Marriott International, Inc. Class A	715,200
36,700	Regal Entertainment Group Class A	776,572
23,300	Rollins, Inc.	770,065
9,700	Scripps Networks Interactive, Inc. Class A	689,573
32,900	Service Corp.	744,527
9,200	Wyndham Worldwide Corp.	770,868

		5,233,227

Distribution Services – 1.1%
3,000	W.W. Grainger, Inc.	707,520

Electronic Technology – 7.0%
14,100	Amphenol Corp. Class A	757,311
11,200	Harris Corp.	751,856
9,700	Lam Research Corp.	741,468
16,100	Linear Technology Corp.	723,534
17,000	Microchip Technology, Inc.	766,700
11,800	Motorola Solutions, Inc.	736,438

		4,477,307

Energy Minerals – 1.1%
9,700	EQT Corp.	722,068

Finance – 7.2%
23,500	Brown & Brown, Inc.	724,975
11,700	CBOE Holdings, Inc.	754,299
9,700	Crown Castle International Corp.	839,147
5,700	Federal Realty Investment Trust	819,489
3,400	Intercontinental Exchange, Inc.	699,482
9,200	T. Rowe Price Group, Inc.	724,224

		4,561,616

Health Services* – 1.3%
7,000	Laboratory Corporation of America Holdings	803,460

Health Technology – 7.2%
8,300	Bio-Techne Corp.	772,066
14,200	DENTSPLY International, Inc.	710,355

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
5,200	IDEXX Laboratories, Inc.*	$ 823,784
7,700	Pall Corp.	745,052
8,500	Sirona Dental Systems, Inc.*	766,870
6,800	Zimmer Holdings, Inc.	762,280

		4,580,407

Industrial Services – 1.0%
12,300	Oceaneering International, Inc.	644,028

Process Industries – 7.4%
4,706	Albemarle Corp.	227,112
18,200	Cabot Corp.	771,862
15,500	Crown Holdings, Inc.*	686,805
35,300	Huntsman Corp.	775,188
9,700	Packaging Corp. of America	735,745
15,200	RPM International, Inc.	727,472
3,000	The Sherwin-Williams Co.	813,810

		4,737,994

Producer Manufacturing – 12.8%
13,900	A.O. Smith Corp.	825,799
22,300	Allison Transmission Holdings, Inc.	698,436
15,200	AMETEK, Inc.	728,080
11,200	Dover Corp.	784,448
13,700	Flowserve Corp.	746,513
9,800	Graco, Inc.	698,152
10,000	IDEX Corp.	723,500
19,200	ITT Corp.	687,552
2,400	Mettler-Toledo International, Inc.*	729,480
12,100	The Toro Co.	785,411
5,900	Valmont Industries, Inc.	708,708

		8,116,079

Retail Trade – 10.8%
1,400	AutoZone, Inc.*	835,744
9,300	Carter’s, Inc.	757,857
10,900	Dollar Tree, Inc.*	774,990
13,300	Foot Locker, Inc.	707,826
27,200	Liberty Interactive Corp. Class A*	744,192
10,000	Nordstrom, Inc.	762,000
3,700	O’Reilly Automotive, Inc.*	693,232
8,200	Ross Stores, Inc.	752,022
10,400	Williams-Sonoma, Inc.	813,800

		6,841,663

Technology Services – 8.5%
2,700	Alliance Data Systems Corp.*	779,841
10,400	Fiserv, Inc.*	754,312
19,700	Informatica Corp.*	821,194
16,000	Paychex, Inc.	724,160
21,000	PTC, Inc.*	701,610
15,900	Solera Holdings, Inc.	820,440
22,900	Total System Services, Inc.	809,973

		5,411,530

TOTAL COMMON STOCKS		$59,139,207

Exchange Traded Fund – 4.8%
33,200	iShares Russell Midcap Growth Index Fund	$ 3,043,444

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co.
$ 1,313,000	0.000%	02/02/15	$ 1,313,000
Maturity Value: $1,313,000

TOTAL INVESTMENTS – 99.8%			$63,495,651

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			151,826

NET ASSETS – 100.0%			$63,647,477

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 30, 2015. This agreement was fully collateralized by $1,345,000 U.S. Treasury Note, 0.750%, due 03/31/18 with a market value of $1,343,442.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$51,796,604
Gross unrealized gain	13,126,138
Gross unrealized loss	(1,427,091)
Net unrealized security gain	$11,699,047

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 11.9%
Auto – 1.8%
California Republic Auto Receivables Trust Series 2012-1, Class A(a)
$ 137,902	1.180%	08/15/17	$ 138,197
California Republic Auto Receivables Trust Series 2013-1, Class A2(a)
1,826,217	1.410	09/17/18	1,835,381
CPS Auto Trust Series 2012-B, Class A(a)
944,444	2.520	09/16/19	950,571
Exeter Automobile Receivables Trust Series 2014-3A, Class A(a)
3,058,574	1.320	01/15/19	3,053,680
Flagship Credit Auto Trust Series 2013-1, Class A(a)
1,137,402	1.320	04/16/18	1,138,715
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,053,391
Oscar US Funding Trust Series 2014-1A, Class A3(a)
7,450,000	1.720	04/15/19	7,452,309

			17,622,244

Commercial – 0.0%
Small Business Administration Series 2006-P10B, Class 1
229,928	5.681	08/10/16	239,139

Equipment(a) – 1.4%
Cronos Containers Program Ltd. Series 2013-1A, Class A
825,000	3.080	04/18/28	831,451
Cronos Containers Program Ltd. Series 2014-2A, Class A
4,907,407	3.270	11/18/29	4,961,094
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1
4,408,333	1.950	11/25/39	4,393,786
Global SC Finance SRL Series 2013-1A, Class A
3,613,500	2.980	04/17/28	3,623,903

			13,810,234

Home Equity – 4.3%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	0.950	01/25/35	1,155,732
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,752,659	4.871	05/25/34	1,761,209
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
2,840,402	5.907	06/25/32	2,758,377
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
2,099,057	1.010	10/25/34	2,092,804
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
4,556,631	1.265	08/25/35	4,317,909
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
849,149	0.368	02/25/37	566,974
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
565,379	4.250	09/25/33	570,065
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.699	07/25/34	452,099
Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
3,434,814	1.400	12/17/30	3,410,904
Irwin Home Equity Series 2005-A, Class A3(b)
1,653,463	0.930	02/25/34	1,600,718

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
$ 3,300,000	0.400%	07/25/36	$ 3,140,059
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,650,000	0.845	12/25/34	6,159,277
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
448,233	4.814	11/25/35	453,975
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	1,063,921
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
544,502	3.900	03/25/33	555,303
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
2,863,202	5.490	10/25/33	3,005,829
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
85,860	8.350	03/25/25	85,452
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
136,102	8.480	09/25/30	135,994
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
2,798,953	6.740	07/25/29	2,675,161
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,449,000	1.295	06/25/33	1,389,858
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,468,863	5.250	06/25/35	1,493,862
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
287,743	4.485	09/25/36	297,840
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,825,000	0.420	07/25/36	2,622,060

			41,765,382

Manufactured Housing – 0.4%
Green Tree Financial Corp. Series 1993-4, Class A5
124,877	7.050	01/15/19	128,225
Green Tree Financial Corp. Series 1997-3, Class A6
31,367	7.320	03/15/28	33,122
Green Tree Financial Corp. Series 1998-3, Class A5
2,160,751	6.220	03/01/30	2,285,614
Green Tree Financial Corp. Series 1998-3, Class A6(b)
269,884	6.760	03/01/30	289,191
Lehman Manufactured Housing Contract Series 2001-B, Class A3
180,311	4.350	04/15/40	189,263
Mid-State Trust Series 11, Class A1
294,783	4.864	07/15/38	313,243
Origen Manufactured Housing Series 2005-B, Class A3
87,828	5.605	05/15/22	88,019

			3,326,677

Other – 2.6%
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
6,000,000	2.980	01/15/45	5,999,627
PFS Financing Corp. Series 2014-AA, Class A(a)(b)
1,155,000	0.767	02/15/19	1,157,563

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Other – (continued)
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
$ 8,000,000	3.242%	01/01/31	$ 8,407,760
TAL Advantage V LLC Series 2014-3A, Class A(a)
4,916,667	3.270	11/21/39	5,019,976
Textainer Marine Containers Ltd. Series 2014-1A, Class A(a)
4,836,000	3.270	10/20/39	4,899,579

			25,484,505

Student Loans – 1.4%
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
8,000,000	2.650	12/15/28	8,085,938
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
808,104	1.007	10/30/45	803,837
SLM Student Loan Trust Series 2011-A, Class A2(a)
4,300,000	4.370	04/17/28	4,618,965

			13,508,740

TOTAL ASSET-BACKED SECURITIES			$115,756,921

Municipal Bond Obligations – 10.1%
Alabama – 0.1%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$ 1,303,288

California – 2.3%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	5,192,160
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	2,161,313
11,420,000	0.000	09/01/43	2,148,216
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	4,505,310
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,094,723
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
11,005,000	0.000	08/01/37	3,019,992
12,290,000	0.000	08/01/39	2,837,024

			21,958,738

District of Columbia – 0.6%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,904,700

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,184,500

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Idaho – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
$ 4,100,000	7.000%	01/01/31	$ 4,789,087

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,203,477
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,216,970

			2,420,447

Indiana – 0.5%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,038,650

Iowa – 0.2%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
1,490,000	3.500	12/01/15	1,517,535

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,140,530

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,647,765

Missouri – 1.4%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,555,900
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,138,400
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,620,397
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,177,888
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,499,662
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,905,066

			13,897,313

Nevada – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,896,402

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – 0.5%
New Jersey State Economic Development Authority Revenue Bonds (Taxable-Refunding) (School Facilities Construction) Series QQ
$ 3,000,000	1.802%	06/15/17	$ 3,011,280
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,367,425

			4,378,705

New York – 1.1%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,307,900
1,055,000	5.008	06/01/22	1,235,690
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,637,752
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	4,039,885

			10,221,227

Ohio – 0.5%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,645,525
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,180,049

			4,825,574

Pennsylvania – 0.4%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,877,200

Puerto Rico – 0.2%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	581,108
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	1,821,754

			2,402,862

Rhode Island – 0.2%
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,273,870

South Carolina – 0.4%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
3,465,000	4.000	07/01/34	3,609,040

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,131,480

TOTAL MUNICIPAL BOND OBLIGATIONS			$98,418,913

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 15.4%
Collateralized Mortgage Obligations – 10.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 1,902,094	2.465%	04/25/35	$ 1,900,713
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
2,210,761	6.000	02/25/34	2,351,818
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
1,209,655	5.500	11/25/20	1,224,383
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
252,705	6.000	04/25/36	259,760
BCAP LLC Trust Series 2006-RR1, Class PE
4,038,973	5.000	11/25/36	4,124,030
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,343,249	2.425	11/25/35	1,865,167
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
555,957	5.750	01/25/34	579,501
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
56,567	5.500	08/25/21	56,848
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,284,767	6.750	08/25/34	1,413,646
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,071,549	2.822	12/25/35	940,509
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
416,947	2.756	04/25/37	342,960
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
215,425	5.750	09/25/21	216,563
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
1,587,976	0.520	07/25/36	1,539,446
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
199,498	5.500	07/25/36	199,913
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
400,743	5.250	09/25/19	409,677
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
129,326	6.500	08/25/32	136,187
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
376,734	6.000	07/25/37	366,890
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
762,534	5.500	08/25/33	797,588
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
305,627	4.750	01/25/19	311,064
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,541,527	5.500	12/25/35	1,408,974
Countrywide Home Loans Trust Series 2005-6, Class 2A1
385,482	5.500	04/25/35	360,998
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
2,217,763	0.710	03/25/35	2,111,762
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
451,755	5.250	07/25/33	465,391
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
6,440,733	5.500	07/25/35	6,610,465

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
$ 4,040,764	3.000%	06/25/43	$ 4,094,745
FHLMC REMIC PAC Series 1579, Class PM
181,270	6.700	09/15/23	206,208
FHLMC REMIC PAC Series 2103, Class TE
135,346	6.000	12/15/28	153,000
FHLMC REMIC PAC Series 2110, Class PG
622,537	6.000	01/15/29	689,222
FHLMC REMIC Series 2391, Class Z
1,677,995	6.000	12/15/31	1,843,106
FHLMC REMIC Series 2508, Class OY
188,796	4.500	10/15/17	194,452
FHLMC REMIC Series 2603, Class C
788,690	5.500	04/15/23	864,517
FHLMC REMIC Series 2677, Class BC
231,617	4.000	09/15/18	240,393
FHLMC REMIC Series 2866, Class DH
680,510	4.000	09/15/34	715,603
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
859,836	6.000	01/25/35	857,552
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
2,679,469	5.500	05/25/35	2,551,259
FNMA REMIC FNIC PAC Series 2001-45, Class WG
224,443	6.500	09/25/31	252,982
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,492,084
FNMA REMIC PAC Series 2003-14, Class AP
128,411	4.000	03/25/33	136,006
FNMA REMIC PAC Series 2004-53, Class NC
980,695	5.500	07/25/24	1,074,531
FNMA REMIC Series 2002-73, Class OE
650,733	5.000	11/25/17	678,746
FNMA REMIC Series 2002-82, Class XE
575,310	5.000	12/25/17	593,923
FNMA REMIC Series 2003-83, Class PG
152,012	5.000	06/25/23	159,554
FNMA Series 2003-W6, Class 2A32
191,742	6.500	09/25/42	224,774
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
1,427,020	0.510	12/25/34	1,292,221
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)
246,134	2.216	06/25/34	229,046
Impac CMB Trust Series 2003-2F, Class A(b)
759,995	5.730	01/25/33	793,627
Impac CMB Trust Series 2004-4, Class 1A1(b)
2,149,654	0.810	09/25/34	2,051,886
Impac CMB Trust Series 2004-4, Class 2A2(c)
3,366,690	4.705	09/25/34	3,425,644
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
285,765	4.949	08/25/34	300,533
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,032,335	6.000	03/25/36	1,736,114
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
661,046	4.967	04/25/37	570,787
JPMorgan Mortgage Trust Series 2013-3, Class A10(a)
3,283,980	3.479	07/25/43	3,358,638

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)
$ 4,203,640	3.000%	06/25/29	$ 4,327,580
Lehman XS Trust Series 2005-1, Class 1A4(b)
431,891	0.680	07/25/35	414,811
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
227,322	0.790	08/25/33	211,052
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
1,227,205	2.672	07/25/33	1,205,193
Master Alternative Loans Trust Series 2004-4, Class 1A1
293,292	5.500	05/25/34	312,415
Master Alternative Loans Trust Series 2004-4, Class 8A1
1,609,961	6.500	05/25/34	1,672,319
Master Alternative Loans Trust Series 2004-9, Class A6(c)
951,531	5.143	08/25/34	993,932
Master Asset Securitization Trust Series 2003-10, Class 3A1
138,273	5.500	11/25/33	144,643
Master Asset Securitization Trust Series 2003-7, Class 1A1
301,905	5.500	09/25/33	313,394
Master Asset Securitization Trust Series 2004-3, Class 5A1
11,372	6.250	01/25/32	11,523
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
459,286	1.696	03/25/33	427,587
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
2,198,160	5.577	11/25/35	2,205,427
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
1,695,620	6.000	08/25/37	1,606,669
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
3,696,513	3.250	07/25/43	3,769,287
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
1,370,000	1.025	02/25/35	1,309,213
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,532,587	2.420	05/25/38	1,442,643
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
1,601,647	5.853	11/25/21	1,478,851
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
63,637	5.010	07/25/35	65,267
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
1,156,761	4.750	04/25/33	1,165,865
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
2,631,779	5.750	02/25/34	2,752,919
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
419,224	0.670	07/25/35	354,699
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
189,836	6.000	07/25/32	189,476
Residential Asset Securitization Trust Series 2004-A6, Class A1
749,671	5.000	08/25/19	769,495
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
206,707	6.000	05/25/33	217,517
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
340,338	5.500	11/25/35	318,590

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
$ 1,008,318	5.750%	12/25/35	$ 963,246
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
615,717	5.500	12/25/21	626,430
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
869,878	0.785	11/20/34	831,206
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,525,651	2.459	10/25/34	1,559,057
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
404,110	2.465	04/25/34	400,416
Structured Asset Securities Corp. Series 2003-29, Class 5A4
1,343,583	5.250	09/25/33	1,397,903
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
686,008	2.433	10/25/33	675,291
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,091,227	2.478	11/25/33	1,076,033
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
488,605	2.595	11/25/33	477,793
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
1,115,673	5.710	06/25/34	1,136,706
Structured Asset Securities Corp. Series 2005-6, Class 5A2
101,700	5.000	05/25/35	103,743
Structured Asset Securities Corp. Series 2005-6, Class 5A4
141,186	5.000	05/25/35	143,659
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
680,757	5.500	06/25/20	691,632
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
649,290	2.613	09/25/35	632,940
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
643,745	5.250	03/25/37	661,392

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$101,833,220

Commercial Mortgage Obligations – 4.2%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$ 5,219,045
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,628,463
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,171,976
Commercial Mortgage Trust Series 2012-CR2, Class A2
1,775,000	2.025	08/15/45	1,807,119
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801	10/15/45	1,011,238
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122	03/10/46	2,072,515

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Commercial Mortgage Trust Series 2014-CR15, Class A2
$ 5,000,000	2.928%		02/10/47	$ 5,213,905
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840		04/10/47	727,677
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046		04/15/47	1,572,654
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
3,000,000	1.868		11/15/45	3,042,930
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916		02/15/47	4,179,212
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
2,609,521	1.524		01/10/45	2,624,515
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
627,309	2.501		02/15/44	630,339
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
630,279	1.607		06/15/44	631,570
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895		03/15/47	2,560,103
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036		05/15/47	3,669,918

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS				$40,763,179

Mortgage-Backed Pass-Through Obligations – 0.7%
FHLMC
$ 5,502	8.500%		02/01/19	$ 5,563
26,152	8.500		03/01/21	27,641
308,006	7.000		05/01/26	365,182
5,725	7.000		10/01/30	5,771
43,085	7.500		12/01/30	51,243
76,532	7.500		01/01/31	87,555
137,374	7.000		08/01/31	157,927
1,635,325	5.000		05/01/33	1,825,681
351,100	2.354	(b)	05/01/34	375,795
461,078	2.431	(b)	01/01/36	493,718
FNMA
11,814	9.000		11/01/21	12,128
59,107	9.000		02/01/25	66,738
13,740	6.500		03/01/26	15,645
16,563	8.000		07/01/28	17,353
51,959	6.500		10/01/28	60,656
58,390	2.330	(b)	12/01/28	60,037
61,871	6.000		07/01/29	69,981
30,712	7.500		09/01/29	33,188
48,788	7.000		03/01/31	55,503
16,336	7.500		03/01/31	19,527
56,525	7.000		11/01/31	64,891
41,294	7.000		01/01/32	42,262
215,759	6.000		12/01/32	247,326
57,933	1.787	(b)	02/01/33	60,728
302,333	5.000		07/01/33	334,696
314,871	2.365	(b)	10/01/34	335,872
469,698	3.706	(b)	02/01/35	500,273

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA
$ 128,251	8.000%	02/15/22	$ 142,787
43,360	7.500	08/20/25	49,770
210,693	7.500	07/20/26	253,419
165,012	6.500	04/15/31	196,131
225,510	6.500	05/15/31	263,558
627,955	5.500	04/15/33	706,132

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS			$7,004,677

TOTAL MORTGAGE-BACKED OBLIGATIONS			$149,601,076

Corporate Obligations – 50.8%
Aerospace/Defense – 0.4%
Goodrich Corp.
$ 1,000,000	4.875%	03/01/20	$ 1,126,678
United Technologies Corp.
2,000,000	5.700	04/15/40	2,663,440

			3,790,118

Auto Manufacturers – 0.5%
General Motors Co.
2,000,000	5.000	04/01/35	2,157,710
Hyundai Capital America(a)
2,900,000	2.550	02/06/19	2,938,002

			5,095,712

Beverages – 1.4%
Anheuser-Busch Cos., LLC
4,609,000	6.800	08/20/32	6,451,623
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750	01/15/19	613,258
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,817,937
Pernod-Ricard SA(a)
3,500,000	5.750	04/07/21	4,091,048

			13,973,866

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400	05/15/38	1,759,930

Chemicals – 0.6%
FMC Corp.
3,000,000	5.200	12/15/19	3,380,391
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	2,116,948

			5,497,339

Commercial Banks – 5.2%
Bank of Nova Scotia(a)
5,000,000	1.950	01/30/17	5,097,760
Barclays Bank PLC
2,000,000	2.750	02/23/15	2,002,540
2,000,000	5.125	01/08/20	2,291,740
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,486,792

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Credit Suisse New York
$ 3,000,000	3.000%	10/29/21	$ 3,079,902
HSBC USA, Inc.
1,052,000	9.300	06/01/21	1,436,160
Lloyds Bank PLC
1,640,000	6.375	01/21/21	2,007,112
Manufacturers & Traders Trust Co.
5,840,000	2.250	07/25/19	5,922,952
National Bank of Canada
3,100,000	1.450	11/07/17	3,097,467
PNC Bank NA
1,900,000	6.875	04/01/18	2,206,299
2,500,000	2.950	01/30/23	2,517,690
Rabobank Nederland Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
4,510,000	2.250	01/14/19	4,590,138
U.S. Bancorp
2,050,000	3.600	09/11/24	2,162,574
U.S. Bank NA
5,380,000	2.125	10/28/19	5,474,193
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,047,502
Wells Fargo Bank NA
2,000,000	6.180	02/15/36	2,769,788

			50,190,609

Commercial Services – 0.3%
Northwestern University
1,000,000	4.643	12/01/44	1,275,393
The ADT Corp.
2,000,000	2.250	07/15/17	1,941,000

			3,216,393

Communications Equipment – 0.3%
Cisco Systems, Inc.
2,700,000	4.450	01/15/20	3,039,736

Computer Services – 0.0%
International Business Machines Corp.
300,000	5.700	09/14/17	336,081

Consumer Services – 0.4%
eBay, Inc.
3,425,000	2.200	08/01/19	3,437,738

Diversified Manufacturing – 0.6%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,814,709
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,146,526

			5,961,235

Electric – 2.1%
Carolina Power & Light Co.
2,000,000	2.800	05/15/22	2,076,246
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,767,621
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,573,899

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
Emerson Electric Co.
$ 1,000,000	6.125%		04/15/39	$ 1,425,899
PacifiCorp
2,000,000	3.850		06/15/21	2,201,004
1,900,000	6.100		08/01/36	2,661,304
San Diego Gas & Electric Co.
3,100,000	6.000		06/01/39	4,442,371
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,331,431
The Connecticut Light & Power Co.
415,000	5.650		05/01/18	471,359

				19,951,134

Financial – 9.6%
Abbey National Treasury Services PLC
1,000,000	3.050		08/23/18	1,049,255
Air Lease Corp.
3,000,000	3.375		01/15/19	3,052,500
1,175,000	3.875		04/01/21	1,204,375
American Express Credit Corp.
4,700,000	2.250		08/15/19	4,778,993
American Honda Finance Corp.(a)
1,500,000	1.500		09/11/17	1,513,801
Bank of America Corp.
2,000,000	5.700		01/24/22	2,352,872
Bank One Corp.(c)
1,000,000	8.530		03/01/19	1,229,968
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,643,830
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,186,420
3,000,000	5.875		03/15/21	3,555,591
Caterpillar Financial Services Corp.
2,300,000	2.100		06/09/19	2,351,853
CDP Financial, Inc.(a)
1,000,000	3.150		07/24/24	1,058,022
Citigroup, Inc.
2,500,000	2.500		07/29/19	2,537,077
3,000,000	5.500		09/13/25	3,394,242
CME Group, Inc.
1,685,000	3.000		09/15/22	1,762,178
Ford Motor Credit Co. LLC
3,550,000	6.625		08/15/17	3,976,529
General Electric Capital Corp.
150,000	0.567	(b)	12/20/16	150,209
2,000,000	5.625		05/01/18	2,263,594
1,600,000	6.250	(b)	12/29/49	1,763,200
Invesco Finance PLC
6,509,000	3.125		11/30/22	6,686,735
Jefferies Group, Inc.
1,600,000	3.875		11/09/15	1,628,085
John Deere Capital Corp.
2,000,000	1.125		06/12/17	2,005,330
JPMorgan Chase & Co.
300,000	6.000		01/15/18	336,764
2,000,000	4.350		08/15/21	2,202,472
150,000	1.256	(b)	04/26/23	149,758
Legg Mason, Inc.
3,895,000	5.625		01/15/44	4,777,860

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Merrill Lynch & Co., Inc.
$ 2,250,000	6.400%	08/28/17	$ 2,511,513
1,270,000	6.875	04/25/18	1,463,128
1,270,000	6.500	07/15/18	1,458,631
Morgan Stanley & Co.
2,500,000	4.875	11/01/22	2,717,167
1,875,000	4.100	05/22/23	1,940,370
National Rural Utilities Cooperative Finance Corp.
5,000,000	2.000	01/27/20	5,030,440
Northern Trust Corp.
3,000,000	3.950	10/30/25	3,262,902
NYSE Euronext
1,250,000	2.000	10/05/17	1,271,220
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	07/29/49	2,763,025
TD Ameritrade Holding Corp.
400,000	5.600	12/01/19	467,485
Toyota Motor Credit Corp.
2,000,000	1.750	05/22/17	2,033,550
1,000,000	2.000	10/24/18	1,020,858
Wells Fargo & Co.
2,500,000	4.100	06/03/26	2,646,532
1,500,000	4.650	11/04/44	1,655,949

			92,854,283

Food – 0.4%
Campbell Soup Co.
235,000	3.050	07/15/17	245,423
Danone SA(a)
2,700,000	3.000	06/15/22	2,775,079
Grupo Bimbo SAB de CV(a)
1,000,000	3.875	06/27/24	1,031,030

			4,051,532

Hardware – 0.9%
Broadcom Corp.
3,985,000	3.500	08/01/24	4,184,465
Intel Corp.
400,000	1.350	12/15/17	403,035
Xilinx, Inc.
4,425,000	3.000	03/15/21	4,545,502

			9,133,002

Healthcare-Products – 0.6%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,969,166
Danaher Corp.
1,000,000	3.900	06/23/21	1,105,975
Medtronic, Inc.(a)
1,875,000	3.150	03/15/22	1,966,035

			6,041,176

Health Technology – 0.5%
Amgen, Inc.
400,000	2.500	11/15/16	410,452
1,295,000	6.400	02/01/39	1,736,092
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,070,150

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Technology – (continued)
Gilead Sciences, Inc.
$ 300,000	3.050%	12/01/16	$ 311,758

			4,528,452

Healthcare-Services – 0.4%
Laboratory Corp. of America Holdings
300,000	5.625	12/15/15	311,514
100,000	3.125	05/15/16	102,386
Mayo Clinic Rochester
2,600,000	3.774	11/15/43	2,721,485
Quest Diagnostics, Inc.
525,000	6.400	07/01/17	586,196
UnitedHealth Group, Inc.
250,000	1.400	10/15/17	251,853

			3,973,434

Household Products – 0.6%
Church & Dwight Co., Inc.
2,000,000	2.875	10/01/22	2,018,560
Leggett & Platt, Inc.
2,200,000	3.800	11/15/24	2,325,365
Stanley Black & Decker, Inc.
1,050,000	2.900	11/01/22	1,076,425

			5,420,350

Industrial – 0.6%
Amphenol Corp.
1,565,000	2.550	01/30/19	1,604,234
Joy Global, Inc.
2,860,000	5.125	10/15/21	3,248,171
Receipts on Corporate Securities Trust NSC-1998-1
874,243	6.375	05/15/17	866,594

			5,718,999

Insurance – 4.8%
Aegon NV
2,650,000	4.625	12/01/15	2,733,467
American International Group, Inc.
1,400,000	4.125	02/15/24	1,535,440
Assured Guaranty US Holdings, Inc.
1,500,000	5.000	07/01/24	1,590,078
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	6,541,555
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	5,252,315
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,707,144
Genworth Financial, Inc.
738,000	8.625	12/15/16	780,390
2,000,000	7.625	09/24/21	1,960,468
Liberty Mutual Group, Inc.(a)
1,110,000	4.250	06/15/23	1,188,622
MassMutual Global Funding II(a)
2,000,000	2.100	08/02/18	2,045,664
MetLife, Inc.
2,055,000	10.750	08/01/39	3,390,750
Metropolitan Life Insurance Co.(a)
3,000,000	7.700	11/01/15	3,149,811

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
PartnerRe Finance B LLC
$ 525,000	5.500%		06/01/20	$ 602,448
Prudential Financial, Inc.(b)
2,000,000	5.875		09/15/42	2,125,000
Reinsurance Group of America, Inc.
2,000,000	6.450		11/15/19	2,360,578
2,100,000	5.000		06/01/21	2,369,737
Sirius International Group Ltd.(a)
1,269,000	6.375		03/20/17	1,395,932
Symetra Financial Corp.(a)
4,235,000	6.125		04/01/16	4,432,902

				46,162,301

Media Non-Cable – 0.7%
21st Century Fox America, Inc.
1,000,000	7.125		04/08/28	1,309,193
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2,875,000	5.000		03/01/21	3,223,234
Scripps Networks Interactive, Inc.
2,000,000	2.750		11/15/19	2,053,208

				6,585,635

Metals & Mining – 1.7%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375		03/15/18	965,412
Glencore Funding LLC(a)
3,000,000	2.500		01/15/19	2,954,271
Rio Tinto Finance USA Ltd.
3,000,000	5.200		11/02/40	3,492,276
Rio Tinto Finance USA PLC
3,000,000	1.625		08/21/17	3,014,568
The Timken Co.
2,000,000	3.875	(a)	09/01/24	2,078,708
2,750,000	6.875		05/08/28	3,535,196

				16,040,431

Oil & Gas – 3.0%
Apache Corp.
675,000	5.625		01/15/17	730,571
2,835,000	5.100		09/01/40	2,963,445
1,360,000	7.375		08/15/47	1,848,590
BG Energy Capital PLC(a)
3,000,000	2.875		10/15/16	3,085,161
BP Capital Markets PLC
6,000,000	1.375		11/06/17	5,981,388
Energen Corp.
2,000,000	4.625		09/01/21	1,849,418
Hess Corp.
2,115,000	7.875		10/01/29	2,825,926
Phillips 66
3,000,000	4.650		11/15/34	3,262,047
Rowan Cos., Inc.
1,000,000	4.750		01/15/24	948,914
Statoil ASA
2,360,000	2.250		11/08/19	2,421,129
Tosco Corp.
2,095,000	8.125		02/15/30	3,100,763

				29,017,352

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – 1.8%
Actavis Funding SCS
$ 3,000,000	2.450%	06/15/19	$ 3,001,023
AstraZeneca PLC
500,000	5.900	09/15/17	561,803
3,000,000	1.950	09/18/19	3,062,565
Bayer US Finance LLC(a)
2,000,000	2.375	10/08/19	2,050,316
Johnson & Johnson
400,000	5.150	07/15/18	452,795
McKesson Corp.
225,000	3.250	03/01/16	230,240
Mylan, Inc.(a)
3,135,000	7.875	07/15/20	3,334,414
Pfizer, Inc.
2,900,000	7.200	03/15/39	4,468,993
Pharmacia Corp.
475,000	6.500	12/01/18	562,161

			17,724,310

Pipelines – 1.6%
Buckeye Partners LP
2,000,000	4.150	07/01/23	2,001,410
DCP Midstream LLC
3,397,000	8.125	08/16/30	3,682,976
DCP Midstream Operating LP
3,000,000	3.875	03/15/23	2,845,287
ONEOK Partners LP
875,000	8.625	03/01/19	1,046,046
Tennessee Gas Pipeline Co. LLC
2,000,000	7.625	04/01/37	2,609,522
Williams Partners LP
3,390,000	4.500	11/15/23	3,444,030

			15,629,271

Real Estate – 3.7%
American Campus Communities Operating Partnership LP
2,250,000	4.125	07/01/24	2,355,881
Brookfield Asset Management, Inc.
2,000,000	4.000	01/15/25	2,036,242
Essex Portfolio LP
1,000,000	3.875	05/01/24	1,054,812
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,293,518
825,000	5.000	08/15/22	892,468
1,685,000	4.650	03/15/24	1,780,034
Kimco Realty Corp.
1,345,000	3.125	06/01/23	1,358,946
Mid-America Apartments LP
1,860,000	4.300	10/15/23	2,016,898
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,055,805
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,295,475
2,800,000	4.450	03/15/24	2,983,733
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,529,736
Select Income REIT
2,000,000	3.600	02/01/20	2,019,662

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate – (continued)
Simon Property Group LP
$ 2,815,000	3.750%	02/01/24	$ 3,043,958
UDR, Inc.
2,640,000	3.750	07/01/24	2,752,461
Ventas Realty LP
2,910,000	3.500	02/01/25	2,971,660
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,633,632
WP Carey, Inc.
2,000,000	4.600	04/01/24	2,124,680
1,575,000	4.000	02/01/25	1,592,854

			35,792,455

Retail – 0.7%
CVS Pass-Through Trust(a)
3,247,145	7.507	01/10/32	4,269,742
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	1,065,172
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,756,750

			7,091,664

Software – 0.3%
Adobe Systems, Inc.
563,000	4.750	02/01/20	635,021
Oracle Corp.
2,685,000	2.250	10/08/19	2,761,324

			3,396,345

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,964,676

Telecommunications – 2.1%
AT&T, Inc.
200,000	5.500	02/01/18	222,283
4,000,000	4.800	06/15/44	4,272,048
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	3,416,490
Orange SA
300,000	2.125	09/16/15	302,397
SBA Tower Trust(a)
3,240,000	5.101	04/17/17	3,405,697
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,653,182
Verizon Communications, Inc.
450,000	3.500	11/01/21	468,475
4,630,000	4.150	03/15/24	4,982,973
Vodafone Group PLC
1,000,000	1.500	02/19/18	993,721

			20,717,266

Transportation – 0.6%
FedEx Corp.
2,475,000	3.200	02/01/25	2,553,158
PACCAR Financial Corp.
1,000,000	1.100	06/06/17	1,002,301
Union Pacific Corp.
500,000	4.750	09/15/41	601,993
1,220,000	4.750	12/15/43	1,498,960

			5,656,412

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Trucking & Leasing(a) – 0.2%
Penske Truck Leasing Co. LP/ PTL Finance Corp.
$ 2,000,000	3.125%	05/11/15	$ 2,012,350

Utilities – 2.8%
Alabama Power Co.
6,166,000	5.650	03/15/35	6,197,255
Arizona Public Service Co.
2,150,000	6.875	08/01/36	3,043,192
Commonwealth Edison Co.
1,645,000	6.450	01/15/38	2,404,233
Entergy Louisiana LLC
3,000,000	3.780	04/01/25	3,234,024
Gulf Power Co.
1,250,000	4.550	10/01/44	1,489,494
KeySpan Corp.
3,375,000	8.000	11/15/30	4,886,872
Louisville Gas & Electric Co.
1,850,000	4.650	11/15/43	2,293,630
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,810,626
PPL Electric Utilities Corp.
1,025,000	4.750	07/15/43	1,274,787

			27,634,113

Yankee – 1.0%
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,679,855
UBS AG
7,335,000	7.375	06/15/17	8,286,834

			9,966,689

TOTAL CORPORATE OBLIGATIONS			$493,362,389

Foreign Debt Obligations – 0.1%
Sovereign – 0.1%
Ontario Province of Canada
$ 275,000	2.950%	02/05/15	$ 275,022
245,000	1.650	09/27/19	247,212

			522,234

TOTAL FOREIGN DEBT OBLIGATIONS			$522,234

U.S. Government Agency Obligations – 4.0%
FFCB
$ 150,000	1.290%	09/25/18	$ 150,010
350,000	1.690	08/28/19	350,025
350,000	1.420	10/22/19	349,118
2,860,000	5.190	04/22/21	3,456,559

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLB
$ 2,650,000	7.125%	02/15/30	$ 4,134,890
FHLMC
2,500,000	5.000	02/16/17	2,722,727
5,500,000	5.500	08/23/17	6,165,995
3,000,000	4.875	06/13/18	3,386,979
FNMA
4,500,000	5.000	02/13/17	4,899,996
3,000,000	5.000	05/11/17	3,291,108
6,000,000	5.375	06/12/17	6,638,520
Tennessee Valley Authority
1,786,505	4.929	01/15/21	1,965,155
980,563	5.131	01/15/21	1,079,845

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$38,590,927

U.S. Treasury Obligations – 3.8%
United States Treasury Bond
$ 3,000,000	3.500%	02/15/39	$ 3,728,907
United States Treasury Inflation Protected Securities
301,571	0.125	04/15/17	305,482
367,837	0.125	04/15/18	373,930
United States Treasury Notes
5,000,000	2.750	11/30/16	5,210,155
10,000,000	0.750	12/31/17	9,995,310
6,000,000	1.375	09/30/18	6,090,000
8,000,000	2.125	08/31/20	8,346,248
3,000,000	1.750	10/31/20	3,066,327

TOTAL U.S. TREASURY OBLIGATIONS			$37,116,359

Shares	Description	Value
Investment Company – 0.6%
506,527	Vanguard Long-Term Investment Grade Fund Admiral Shares	$ 5,744,019

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(e) – 2.8%
Repurchase Agreement – 2.8%
State Street Bank & Trust Co.
$27,896,000	0.000%	02/02/15	$ 27,896,000
Maturity Value: $27,896,000

TOTAL INVESTMENTS – 99.5%			$967,008,838

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			4,613,205

NET ASSETS – 100.0%			$971,622,043

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $155,669,415, which represents approximately 16.0% of net assets as of January 31, 2015.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2015.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2015. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on January 30, 2015. This agreement was fully collateralized by $28,490,000 U.S. Treasury Note, 0.750%, due 03/31/18 with a market value of $28,457,009.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FFCB	— Federal Farm Credit Bank
FHA	— Insured by Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$909,413,221
Gross unrealized gain	71,333,193
Gross unrealized loss	(13,737,576)
Net unrealized security gain	$57,595,617

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 3.4%
Commercial – 0.1%
Small Business Administration Series 2006-P10B, Class 1
$ 91,971	5.681%	08/10/16	$ 95,656

Home Equity(a) – 3.3%
Argent Securities, Inc. Series 2004-W5, Class AV3B
643,798	1.070	04/25/34	624,828
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,086,419	1.070	08/25/44	1,097,002
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
516,654	1.070	11/25/34	497,223
Lehman XS Trust Series 2005-7N, Class 1A1A
228,876	0.440	12/25/35	196,683
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
518,782	1.250	03/25/33	502,792
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
252,473	1.570	07/25/34	237,104
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
189,939	0.970	09/25/34	178,263

			3,333,895

TOTAL ASSET-BACKED SECURITIES			$ 3,429,551

Mortgage-Backed Obligations – 18.6%
Collateralized Mortgage Obligations – 16.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 272,633	2.465%	04/25/35	$ 272,436
American Home Mortgage Investment Trust Series 2004-3, Class 6A4(c)
33,660	5.010	10/25/34	33,730
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
241,087	6.000	02/25/34	256,470
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
422,480	2.789	11/25/33	422,764
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
18,323	2.698	09/20/34	18,199
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
149,134	3.383	11/25/34	145,308
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
124,148	2.577	09/25/34	124,603
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
151,107	5.375	01/25/35	154,128
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
37,304	5.500	08/25/33	39,019
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
66,222	5.000	02/25/18	66,484
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
208,199	2.399	11/19/33	204,236
FHLMC REMIC PAC Series 023, Class PK
194,273	6.000	11/25/23	214,822
FHLMC REMIC PAC Series 159, Class H
13,674	4.500	09/15/21	14,389

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2022, Class PE
$ 37,350	6.500%	01/15/28	$ 41,689
FHLMC REMIC PAC Series 2109, Class PE
79,312	6.000	12/15/28	86,590
FHLMC REMIC PAC Series 2345, Class PQ
5,034	6.500	08/15/16	5,216
FHLMC REMIC PAC Series 3841, Class ED
29,688	3.000	07/15/38	29,795
FHLMC REMIC Series 2830, Class DA
32,683	5.000	07/15/19	34,134
FHLMC REMIC Series 2972, Class CA
60,966	4.500	05/15/20	62,963
FHLMC REMIC Series 3634, Class BJ
37,467	3.000	08/15/27	37,679
FHLMC REMIC Series 3816, Class HA
1,074,597	3.500	11/15/25	1,169,064
FHLMC REMIC Series 3968, Class AT
291,396	3.500	03/15/38	298,626
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
759,404	2.590	09/25/33	759,123
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
15,307	0.000	06/25/22	15,114
FNMA REMIC PAC Series 1992-129, Class L
76,884	6.000	07/25/22	83,504
FNMA REMIC PAC Series 1998-36, Class J
9,750	6.000	07/18/28	9,895
FNMA REMIC PAC Series 2001-71, Class MB
32,769	6.000	12/25/16	33,855
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	647,200
FNMA REMIC PAC Series 2003-14, Class AP
172,654	4.000	03/25/33	182,865
FNMA REMIC Series 1991-137, Class H
32,389	7.000	10/25/21	35,958
FNMA REMIC Series 1993-182, Class FA(a)
14,215	1.210	09/25/23	14,269
FNMA REMIC Series 2010-135, Class EA
663,034	3.000	01/25/40	687,859
FNMA Series 2003-W17, Class 1A6
2,011	5.310	08/25/33	2,014
GNMA Series 2001-53, Class F(a)
2,459	0.518	10/20/31	2,460
GNMA Series 2009-65, Class AF
277,482	4.000	07/20/39	293,994
GNMA Series 2010-115, Class QJ
416,523	3.500	11/20/38	436,992
GNMA Series 2010-14, Class PA
209,556	3.000	02/20/40	216,663
GNMA Series 2010-89, Class GL
1,055,762	4.000	05/20/39	1,105,259
GSR Mortgage Loan Trust Series 2003-6F, Class A1
123,479	3.000	09/25/32	121,450
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
121,288	5.500	03/25/19	124,406
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
504,959	0.610	05/25/35	460,883
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,037,735	2.891	01/25/36	960,150
Impac CMB Trust Series 2003-2F, Class A(a)
470,473	5.730	01/25/33	491,293

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Impac CMB Trust Series 2003-8, Class 2A1(a)
$ 173,695	1.070%	10/25/33	$ 172,335
Impac CMB Trust Series 2004-7, Class 1A1(a)
147,789	0.910	11/25/34	140,498
Impac CMB Trust Series 2005-2, Class 2A2(a)
178,691	0.970	04/25/35	162,934
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,032,784	0.520	05/25/36	999,459
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
229,263	2.701	10/25/34	231,282
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
287,062	2.643	04/21/34	288,772
Master Alternative Loans Trust Series 2004-9, Class A6(c)
201,840	5.143	08/25/34	210,834
Master Asset Securitization Trust Series 2004-3, Class 5A1
5,408	6.250	01/25/32	5,480
MortgageIT Trust Series 2005-1, Class 1A1(a)
1,746,558	0.810	02/25/35	1,702,619
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
557,381	0.600	03/25/33	540,691
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
60,717	3.120	09/25/34	60,159
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
109,069	4.750	04/25/34	111,617
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
28,649	5.000	05/25/18	29,164
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
314,111	4.500	04/25/19	317,306
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
11,669	6.250	12/25/23	11,955
Sequoia Mortgage Trust Series 10, Class 1A(a)
88,836	0.968	10/20/27	86,870
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
181,917	0.825	06/20/33	173,147
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
622,327	2.433	10/25/33	612,605
Vendee Mortgage Trust Series 1996-2, Class 1Z
139,495	6.750	06/15/26	162,634
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
93,840	5.000	05/25/18	95,771
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
156,489	5.750	09/25/18	159,595

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$16,693,277

Mortgage-Backed Pass-Through Obligations – 2.2%
FHLMC
$ 23,519	5.500%	08/01/17	$ 24,863
59,808	5.500	09/01/21	63,584
33,248	6.000	10/01/23	37,564
71,409	5.000	05/01/27	78,627
FNMA
13,079	10.500	11/01/15	13,248
10,501	6.000	07/01/16	10,737
98,738	5.500	05/01/19	104,587
97,466	5.500	06/01/20	103,241
1,282	9.000	07/01/24	1,296
1,000,000	2.500	08/01/28	1,025,345
6,910	2.330 (a)	12/01/28	7,105

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$ 17,129	7.000%		11/01/31	$ 19,664
280,360	6.000		07/01/33	320,388
234,866	2.214	(a)	02/01/34	249,820
146,823	2.365	(a)	10/01/34	156,615
GNMA
3,516	8.000		07/15/17	3,531
243	2.000	(a)	11/20/24	252
556	3.000	(a)	12/20/24	582
8,953	1.625	(a)	04/20/26	9,300
7,279	1.625	(a)	08/20/26	7,628
10,176	1.625	(a)	01/20/28	10,558

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$2,248,535

TOTAL MORTGAGE-BACKED OBLIGATIONS				$18,941,812

U.S. Government Agency Obligations – 58.5%
FFCB
$ 250,000	7.000%		09/01/15	$ 259,883
500,000	6.125		12/29/15	526,928
1,000,000	0.650		01/17/17	1,000,031
1,000,000	0.690		05/16/17	994,844
FHLB
2,500,000	5.000		12/21/15	2,603,998
1,000,000	0.580		01/09/17	1,000,028
1,000,000	0.625	(c)	07/30/18	1,001,979
950,000	1.750		08/07/18	955,998
1,000,000	2.000		09/13/19	1,030,519
1,000,000	4.125		12/13/19	1,129,237
1,750,000	1.750	(c)	12/20/24	1,751,477
FHLMC
2,600,000	1.750		09/10/15	2,624,765
1,300,000	5.300		12/01/15	1,354,041
1,900,000	2.500		05/27/16	1,953,960
1,000,000	1.250		05/12/17	1,012,944
1,000,000	1.000		06/29/17	1,007,179
1,150,000	1.000		07/28/17	1,158,906
1,000,000	1.250		12/29/17	1,003,338
2,000,000	1.750		05/30/19	2,054,924
1,500,000	1.250		08/01/19	1,506,239
1,000,000	1.250		10/02/19	999,534
1,000,000	5.400		03/17/21	1,056,658
FNMA
1,800,000	5.000		04/15/15	1,817,753
2,450,000	2.375		07/28/15	2,476,602
1,000,000	4.375		10/15/15	1,029,190
1,350,000	2.125	(c)	10/21/15	1,367,989
2,000,000	1.625		10/26/15	2,020,850
1,800,000	5.000		03/15/16	1,894,840
1,500,000	1.250		09/28/16	1,519,883
1,000,000	0.750		04/20/17	1,002,315
2,000,000	1.125		04/27/17	2,022,986
1,200,000	1.000		09/20/17	1,206,224
1,200,000	1.000	(c)	09/27/17	1,203,230
1,200,000	0.875		10/26/17	1,204,170
1,175,000	0.800	(c)	01/29/18	1,176,200
1,000,000	0.875		02/08/18	999,069
1,915,000	1.500		03/13/18	1,917,918
1,000,000	1.500		04/24/18	1,002,137
1,750,000	1.625		11/27/18	1,784,699
1,000,000	1.500		01/30/19	1,011,625
1,000,000	1.875		02/19/19	1,028,600
1,500,000	1.750		06/20/19	1,539,294
1,000,000	2.000		12/30/19	1,017,189
1,000,000	1.750		11/20/20	1,002,206

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA – (continued)
$ 389,000	2.500%	12/27/24	$ 386,593

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 59,618,972

U.S. Treasury Obligations – 13.7%
United States Treasury Inflation Indexed Notes
$ 854,708	2.625%	07/15/17	$ 927,692
876,248	1.375	07/15/18	936,558
880,088	2.125	01/15/19	968,922
873,792	1.375	01/15/20	945,607
United States Treasury Notes
1,500,000	2.125	05/31/15	1,510,020
1,700,000	0.625	11/30/17	1,694,688
1,000,000	1.375	06/30/18	1,015,938
2,000,000	1.250	04/30/19	2,014,062
2,000,000	0.875	07/31/19	1,977,188
1,000,000	1.000	09/30/19	992,500
1,000,000	1.125	12/31/19	997,109

TOTAL U.S. TREASURY OBLIGATIONS			$ 13,980,284

Short-term Investment(e) – 5.6%
Repurchase Agreement – 5.6%
State Street Bank & Trust Co.
$ 5,718,000	0.000%	02/02/15	$ 5,718,000
Maturity Value: $5,718,000

TOTAL INVESTMENTS – 99.8%			$101,688,619

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			176,253

NET ASSETS – 100.0%			$101,864,872

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2015.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $415,367, which represents approximately 0.4% of net assets as of January 31, 2015.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2015. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on January 30, 2015. This agreement was fully collateralized by $5,840,000 U.S. Treasury Note, 0.750%, due 03/31/18 with a market value of $5,833,237.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$100,225,357
Gross unrealized gain	4,577,555
Gross unrealized loss	(3,114,293)
Net unrealized security gain	$1,463,262

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.4%
Alaska – 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds (Providence Health & Services) Series H (AA-/Aa3)
$ 1,515,000	5.000%	10/01/22	$ 1,636,654

Arizona – 7.8%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	797,419
750,000	4.750	01/01/22	852,728
1,000,000	5.000	01/01/25	1,150,680
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,742,370
Maricopa County AZ Elementary School District No. 92 Pendergast Elementary GO Bonds (School Improvement Project of 2012) Series C (NR/A1)
1,095,000	2.000	07/01/17	1,126,010
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,500,000	5.000	06/01/21	1,831,845
1,000,000	5.000	06/01/22	1,241,910
1,000,000	5.000	06/01/23	1,258,670
Pinal County AZ Electric District No.3 (Refunding) (A/NR)
1,835,000	5.000	07/01/21	2,213,542
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	939,920
335,000	5.000	07/01/18	376,788
350,000	5.000	07/01/19	395,035
1,100,000	5.125	07/01/22	1,242,967
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds (Sub Lien) Series 2008 (Assured Guaranty) (AA/A2)
3,475,000	5.750	07/15/18	3,995,902
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,097,200
1,000,000	5.000	07/01/21	1,096,700

			21,359,686

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
535,000	5.480	09/01/17	536,263

California – 5.4%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,220,900
California Health Facilities Financing Authority Revenue Bonds (Children’s Hospital of Orange) Series 2009 (A-/NR)
1,000,000	6.250	11/01/29	1,232,590
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)
1,000,000	0.000	08/01/24	739,860
Los Angeles CA Unified School District GO Bonds (Refunding) Series A-1 (AGM) (AA/Aa2)
2,100,000	4.500	07/01/24	2,281,797
Port Oakland CA Revenue Bonds Series C (NATL-RE) (AA-/A3)
600,000	5.000	11/01/16	646,104

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (AA-/A3)
$ 800,000	5.250%	02/01/23	$ 1,005,264
University of California CA Revenue Bonds (General) Series Q (AA/Aa2)
5,185,000	5.250	05/15/22	5,797,815
1,655,000	5.250	05/15/28	1,837,729

			14,762,059

Colorado – 1.7%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,096,250
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A2)
1,255,000	5.000	04/01/22	1,498,445
Colorado Health Facilities Authority Revenue Bonds (Unrefunded Balance-Adventist) Series 2006 (AA-/Aa2)(b)
1,030,000	5.125	11/15/20	1,119,723
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
285,000	4.350	11/01/19	293,126
300,000	4.600	11/01/20	309,363
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/A3)
250,000	4.500	12/01/23	266,205

			4,583,112

Connecticut – 1.9%
Connecticut GO Bonds (Refunding) Series E (AA/Aa3)
1,000,000	5.000	12/15/20	1,083,380
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)
1,100,000	3.250	11/15/24	1,119,866
1,350,000	3.500	11/15/25	1,388,273
1,550,000	3.750	11/15/27	1,599,677

			5,191,196

District of Columbia – 0.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,358,611

Florida – 6.0%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	917,175
Florida State Board of Education Lottery Revenue Bonds Series A (BHAC) (AAA/Aa1)
850,000	5.000	07/01/23	942,454
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	60,980
Lake County FL School Board Certificate of Participation (Refunding-Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	853,282
Martin County FL School Board Certificates of Participation (Refunding) Series A (AGM) (AA/NR)
1,690,000	5.000	07/01/23	2,044,190
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,176,100
1,000,000	5.500	10/01/25	1,199,370
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	823,048

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Sumter County FL Industrial Development Authority Hospital Revenue Bonds (Refunding) Series B (BBB+/A3)
$ 2,425,000	5.000%	07/01/25	$ 2,883,398
Tallahassee FL Energy Systems Revenue Bonds Series 2005 (NATL-RE) (AA/Aa3)
3,065,000	5.000	10/01/35	3,151,801
Walton County FL School Board Certificate of Participation Series 2015 (AGM) (AA/A2)
1,000,000	5.000	07/01/25	1,206,490
1,000,000	5.000	07/01/29	1,175,930

			16,434,218

Georgia – 1.7%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (AA-/A3)
90,000	6.100	10/01/19	101,922
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (AA-/Aa2)
55,000	5.500	08/01/23	66,506
Fulton County GA Development Authority Revenue Bonds (Spelman College) Series 2007 (NR/A1)
1,150,000	5.000	06/01/24	1,258,514
Gwinnett County GA School District GO Bonds Series 2008 (AAA/Aaa)
3,000,000	5.000	02/01/36	3,340,590

			4,767,532

Hawaii – 1.5%
Honolulu City & County GO Bonds Series A (NR/Aa1)
3,650,000	5.250	04/01/32	4,218,889

Illinois – 11.1%
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) (A+/A2)
350,000	5.250	03/01/33	417,949
Chicago O’Hare International Airport Revenue Bonds (General Airport Third Lien) Series A (NATL-RE) (AA-/A2)
4,000,000	5.000	01/01/33	4,149,480
Cook & DuPage Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
360,000	5.000	01/01/26	374,695
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds-Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)
300,000	6.400	12/01/28	354,504
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300	01/01/24	516,785
860,000	4.150	01/01/29	887,460
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
400,000	5.000	02/01/23	471,400
Illinois Finance Authority Revenue Bonds (Bradley University Projects) Series A (XLCA) (A/WR)
3,000,000	5.000	08/01/27	3,296,910
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (AA-/A3)
2,000,000	5.250	12/01/22	2,193,820
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
470,000	4.850	01/01/26	540,148
1,625,000	5.000	01/01/30	1,878,142

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
$ 300,000	5.000%	12/01/17	$ 325,455
405,000	4.000	12/01/18	433,439
420,000	4.250	12/01/19	456,389
440,000	4.500	12/01/20	487,665
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,386,128
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,210,420
Illinois State GO Bonds (A-/A3)
3,000,000	4.000	09/01/21	3,250,410
Illinois State GO Bonds Series A (A-/A3)
1,000,000	5.000	03/01/28	1,003,490
Illinois Toll Highway Authority (Senior Priority) Series A-1 (AGM) (AA/Aa3)(c)
3,000,000	5.000	07/01/16	3,198,000
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,115,900
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(a)
540,000	0.000	04/01/18	506,471
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	787,260
University of Illinois Board of Trustees Certificates of Participation (Prerefunded-Refunding) Series A (NR/NR)(c)
575,000	5.000	10/01/17	641,620
University of Illinois Board of Trustees Certificates of Participation (Unrefunded-Refunding) Series A (AA-/Aa3)
425,000	5.000	10/01/20	471,376

			30,355,316

Indiana – 5.7%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
615,000	5.000	11/01/16	662,367
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	265,748
675,000	6.050	02/01/23	785,950
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (BBB+/NR)
540,000	5.000	02/01/25	633,857
425,000	5.000	02/01/27	496,294
700,000	5.000	02/01/28	804,853
600,000	5.000	02/01/29	686,328
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)
815,000	5.000	02/01/28	964,357
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	578,680
Indiana State University Revenue Bonds (Refunding) (NR/A1)
2,000,000	5.000	10/01/25	2,443,900
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,244,410
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)
2,245,000	4.000	01/15/26	2,577,664

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR) – (continued)
$ 2,235,000	4.000%	01/15/27	$ 2,539,698
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	921,060

			15,605,166

Iowa – 0.6%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A+/A2)
1,410,000	5.000	08/15/27	1,659,048
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
85,000	4.300	07/01/16	85, 056

			1,744,104

Kentucky – 1.1%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (BBB/A3)
1,000,000	5.000	02/01/23	1,127,140
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)
1,870,000	3.750	06/01/26	1,900,743

			3,027,883

Louisiana – 3.8%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A-/A3)
5,000,000	5.500	10/01/25	6,011,750
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A/A3)
3,715,000	5.250	10/01/27	4,453,839

			10,465,589

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,185,530

Massachusetts – 2.7%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series 2014 (AMT) (AA/NR)
2,550,000	4.000	01/01/27	2,684,308
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,205,000	5.100	01/01/25	1,292,652
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,215,000	4.250	07/01/22	1,323,621
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA-/Aa3)
500,000	2.500	12/01/20	511,735
500,000	2.700	06/01/21	510,815
500,000	3.050	06/01/22	513,895
500,000	3.250	06/01/23	516,970
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
40,000	6.500	07/15/19	44,924

			7,398,920

Michigan – 5.4%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
730,000	5.000	05/01/24	887,125

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (AA-/A3)
$ 755,000	5.500%	02/01/18	$ 784,120
Marshall MI Public Schools District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,380,000	4.000	11/01/28	1,493,257
1,025,000	3.000	11/01/30	1,002,255
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1)
1,500,000	5.000	08/01/24	1,852,215
1,000,000	5.000	08/01/25	1,223,320
Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health Care) Series C (NR/Aa3)
2,650,000	5.000	08/01/35	2,706,366
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500	10/01/19	731,580
Michigan State Housing Development Authority Revenue Bonds (Taxable) Series B2 (GO of Authority) (AA/NR)
135,000	1.836	04/01/15	135,109
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
965,000	4.750	12/01/25	1,038,639
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)
1,000,000	4.000	05/01/24	1,129,340
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)
1,590,000	5.000	05/01/26	1,894,437

			14,877,763

Minnesota – 1.3%
Minnesota State Housing Finance Agency Revenue Bonds (Refunding-Residential Housing) Series D (GNMA/FNMA/FHLMC) (AA+/Aa1)
1,580,000	3.000	07/01/25	1,639,124
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
120,000	3.800	07/01/17	123,169
Minnesota State Municipal Power Agency Electric Revenue Bonds (Refunding) Series 2014 (NR/A2)
500,000	4.000	10/01/21	572,775
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/Aa3)
1,000,000	5.000	11/15/19	1,161,360

			3,496,428

Mississippi – 0.0%
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
40,000	2.700	06/01/18	41,353

Missouri – 1.1%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A1)
500,000	5.000	04/01/32	575,435
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,633,368
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
125,000	0.000	02/01/15	125,000
305,000	0.000	02/01/17	292,110

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
$ 500,000	5.000%	11/15/17	$ 512,725

			3,138,638

Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
95,000	4.350	06/01/16	95,413
100,000	4.350	12/01/16	101,346

			196,759

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Prerefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/NR)(c)
220,000	6.000	08/15/17	249,790
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Unrefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/A2)
280,000	6.000	08/15/22	314,521

			564,311

Nevada – 2.3%
Clark County NV School District GO Bonds (Building) Series B (AMBAC) (AA-/A1)
2,150,000	5.000	06/15/20	2,357,281
Clark County NV School District GO Bonds (Limited Tax Building) Series C (AA-/A1)
1,100,000	5.000	06/15/25	1,224,564
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(c)
100,000	4.375	05/01/15	101,042
Reno NV GO Bonds (Refunding-Capital Improvement) Series A (A-/A1)
2,320,000	5.000	06/01/25	2,728,622

			6,411,509

New Hampshire – 1.3%
Manchester NH General Airport Revenue Bonds Series A (BBB+/Baa1)
2,990,000	5.000	01/01/21	3,435,331

New Jersey – 4.7%
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A-/A2)
1,000,000	5.000	06/15/21	1,119,980
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (A-/A2)
1,750,000	5.000	06/15/28	2,000,022
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-A2)(b)
4,700,000	2.019	02/01/18	4,835,219
New Jersey State Higher Education Assistance Authority Revenue Bonds (Senior Lien) Series 1A (AMT) (AA/Aa2)
2,965,000	3.625	12/01/30	3,034,559
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
1,610,000	4.750	12/01/23	1,779,034

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
$ 100,000	5.750%	02/15/21	$ 109,403

			12,878,217

New York – 4.3%
Albany NY Industrial Development Agency (St. Peters Hospital Project) Series A (A+/A3)
1,000,000	5.250	11/15/27	1,108,960
Metropolitan Transportation Authority NY Revenue Bonds (Transportation) Series A (AA-/A2)
3,000,000	5.000	11/15/20	3,242,340
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A2)
125,000	5.500	11/15/18	137,739
Metropolitan Transportation Authority NY Revenue Bonds Series H (AA-/A2)
1,000,000	4.000	11/15/23	1,144,970
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (BBB+/NR)
500,000	5.000	06/01/29	568,590
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800	11/01/37	254,460
New York State Dormitory Authority Personal Income Tax Revenue Bonds (Education) Series C (AAA/Aa1)
1,460,000	5.000	12/15/20	1,584,582
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (School District Financing Program) Series C (AGM) (AA/A2)
1,000,000	5.000	10/01/20	1,113,330
New York State Mortgage Agency Revenue Bonds (Homeowner Mortgage) Series 186 (AMT) (NR/Aa1)
2,585,000	3.500	10/01/22	2,719,833

			11,874,804

North Carolina – 1.2%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)
1,190,000	5.000	06/01/22	1,388,432
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000	06/01/20	203,040
420,000	3.000	06/01/21	447,145
330,000	4.000	06/01/22	371,402
350,000	4.000	06/01/23	395,122
480,000	4.000	06/01/25	530,376

			3,335,517

Ohio – 2.1%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
660,000	3.000	12/01/19	683,186
American Municipal Power Ohio Inc Revenue Bonds (Refunding) Series A (A/A1)
2,360,000	5.000	02/15/27	2,815,338
Columbus OH Sewerage Revenue Bonds Series A (AA+/Aa1)(c)
1,000,000	5.000	12/01/17	1,122,160
Toledo GO Bonds Limited Tax Capital Improvement (Refunding) Series 2012 (A-/A2)
1,000,000	3.000	12/01/23	1,021,720

			5,642,404

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Oklahoma – 0.8%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
$ 1,000,000	4.850%	09/01/18	$ 1,118,770
1,000,000	5.000	09/01/19	1,143,700

			2,262,470

Oregon – 0.3%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	629,105
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
50,000	5.050	07/01/17	51,459

			680,564

Pennsylvania – 2.6%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000	10/01/19	1,135,557
1,250,000	5.250	10/01/31	1,355,337
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University College Medicine) Series 2007 (NATL-RE) (AA-/A3)
1,250,000	5.000	05/01/27	1,381,637
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	851,676
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A (AMBAC) (A+/A1)
1,800,000	5.000	12/01/25	1,906,074
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)
500,000	5.000	12/01/26	613,655

			7,243,936

Rhode Island – 2.1%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	284,261
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,221,100
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000	06/01/21	1,126,577
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,540,461
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
430,000	3.500	04/01/22	466,412

			5,638,811

South Carolina – 3.5%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	597,927

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – (continued)
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
$ 700,000	5.000%	04/01/16	$ 705,418
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
1,000,000	5.000	12/01/22	1,078,780
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding-Newberry Co. School District) Series 2014 (A/A1)
2,925,000	5.000	12/01/25	3,592,777
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA/Aa2)
175,000	5.500	12/01/15	182,732
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA/A2)
255,000	5.500	12/01/15	265,873
South Carolina Transportation Infrastructure Bank Revenue Bonds Series A (XLCA) (NR/A1)
3,000,000	5.000	10/01/22	3,225,780

			9,649,287

South Dakota – 0.4%
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)
1,000,000	5.000	07/01/25	1,184,200

Tennessee – 0.4%
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)
915,000	3.500	07/01/27	957,310

Texas – 3.3%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A+/NR)
220,000	5.000	08/01/22	234,285
Harris County TX Improvement District No. 18 Series 2014 (AGM) (AA/A2)
1,340,000	5.000	09/01/22	1,637,051
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	261,423
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(c)
5,000	5.625	05/15/19	5,994
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)
1,025,000	5.000	08/15/27	1,220,980
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
15,000	4.600	09/01/19	15,171
Texas State GO Bonds (AMT) Series 2014 (AAA/Aaa)
2,635,000	6.000	08/01/21	3,360,231
1,680,000	6.000	08/01/23	2,200,884

			8,936,019

Vermont – 0.6%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,158,590

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Vermont – (continued)
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
$ 410,000	4.000%	06/15/20	$ 447,572

			1,606,162

Virginia – 2.5%
Fairfax County VA Economic Development Authority Revenue Bonds (Refunding Facilities Project) Series A (AA+/Aa1)
5,000,000	5.000	10/01/23	6,309,350
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (AA-/A3)
420,000	5.250	07/15/17	442,625
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (AA-/A3)
225,000	5.250	07/15/17	230,810

			6,982,785

Washington – 3.0%
King County WA School District No. 414 Lake Washington GO Bonds Series 2007 (AGM) (AA/Aaa)
1,000,000	5.000	12/01/20	1,119,470
Port of Seattle WA Revenue Bonds (Refunding-Intermediate Lien) Series 2006 (XLCA) (A+/A1)
1,400,000	5.000	02/01/26	1,459,962
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	164,054
Skagit County Public Hospital District No. 1 GO Bonds (Refunding-Skagit Regional Health) (NR/A1)
2,000,000	5.000	12/01/23	2,483,140
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	628,398
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A/A2)
500,000	6.000	10/01/23	590,565
Washington State Housing Finance Commission Revenue Bonds (Single Family Program) Series 1N (Non-AMT) (NR/Aaa)
925,000	3.500	12/01/23	985,504
860,000	3.700	06/01/24	919,074

			8,350,167

Wisconsin – 0.5%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A2)
350,000	5.000	12/01/15	363,482
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,131,340

			1,494,822

Wyoming – 0.7%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
140,000	1.000	05/01/15	140,074
290,000	2.000	05/01/16	293,100
295,000	2.000	05/01/17	297,454
305,000	3.000	05/01/18	315,007
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
450,000	2.250	12/01/16	456,620

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wyoming – (continued)
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
$ 385,000	4.300%	12/01/15	$ 392,042

			1,894,297

TOTAL MUNICIPAL BOND OBLIGATIONS			$267,404,592

Shares	Description		Value
Investment Company – 2.2%
493,274	T. Rowe Price Tax-Free High Yield Fund (NR/NR)		$ 6,013,004

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co.
$ 1,922,000	0.000%	02/02/15	$ 1,922,000
Maturity Value: $1,922,000

TOTAL INVESTMENTS – 100.3%			$275,339,596

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(831,918)

NET ASSETS – 100.0%			$274,507,678

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2015.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Repurchase agreement was entered into on January 30, 2015. This agreement was fully collateralized by $1,965,000 U.S. Treasury Note, 0.750%, due 03/31/18 with a market value of $1,962,725.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for
U.S. federal income tax purposes were as follows:

Tax Cost	$262,237,917
Gross unrealized gain	13,202,309
Gross unrealized loss	(100,630)
Net unrealized security gain	$13,101,679

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.2%
Arizona – 0.8%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%	01/01/25	$ 1,150,680
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,373,047

			2,523,727

California(a) – 0.9%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
2,000,000	0.000	07/01/27	1,329,200
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (AA-/A3)
2,400,000	0.000	08/01/29	1,394,856

			2,724,056

Colorado – 0.1%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
420,000	4.350	11/01/19	431,974

Florida – 0.7%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,162,470
Miami-Dade County FL GO Bonds (Building Better Communities Program) Series 2005 (NATL-RE) (AA/Aa2)(b)
1,000,000	5.000	07/01/15	1,019,710

			2,182,180

Georgia – 1.3%
Gwinnett County GA School District GO Bonds Series 2008 (AAA/Aaa)
3,495,000	5.000	02/01/36	3,891,787

Hawaii – 1.1%
Honolulu City & County GO Bonds Series A (NR/Aa1)
3,000,000	5.250	04/01/32	3,467,580

Idaho – 0.0%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
70,000	5.250	07/01/29	74,873

Illinois – 1.5%
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,145,560
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa2)
2,000,000	4.125	02/01/30	2,202,680
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)(a)
1,500,000	0.000	11/01/19	1,379,760

			4,728,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – 0.2%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
$ 500,000	5.500%	02/01/29	$ 577,840

Iowa – 0.5%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,435,361

Louisiana – 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,698,438
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A-/A3)
7,000,000	5.500	10/01/25	8,416,450

			10,114,888

Michigan – 0.3%
Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health Care) Series C (NR/Aa3)
1,000,000	5.000	08/01/35	1,021,270

Missouri – 79.4%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	207,206
230,000	3.000	11/01/18	239,515
210,000	3.000	11/01/19	218,457
225,000	3.625	11/01/22	234,965
470,000	3.700	11/01/23	490,013
225,000	3.800	11/01/24	239,778
480,000	3.875	11/01/25	510,672
250,000	4.000	11/01/26	267,560
Belton MO Certificates of Participation (A+/NR)
500,000	5.125	03/01/25	555,540
500,000	5.250	03/01/29	555,975
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	163,164
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)
1,000,000	5.000	10/01/33	1,167,920
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,377,880
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,697,165
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
400,000	4.000	08/01/18	427,128
500,000	4.000	08/01/19	539,405
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA/A2)
1,000,000	5.000	03/01/18	1,003,470
1,250,000	5.000	03/01/19	1,254,287
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,162,380
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA/A2)
1,000,000	5.250	03/01/21	1,003,620
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
220,000	2.250	03/01/15	220,354

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
$ 750,000	5.000%	06/01/26	$ 888,548
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,050,400
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	722,304
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,433,408
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	901,894
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)(b)
660,000	4.300	12/01/15	682,348
1,400,000	4.500	12/01/15	1,449,714
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750	08/01/32	1,016,890
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	501,040
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	207,702
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)
1,000,000	5.000	12/30/26	1,214,490
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A1)
425,000	2.500	07/01/15	427,240
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A1)
4,280,000	5.000	04/01/32	4,925,724
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/A1)
280,000	2.500	03/01/15	280,291
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)
500,000	5.625	03/01/25	585,995
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (BBB-/NR)
500,000	5.924	10/01/30	552,515
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
280,000	4.600	06/01/29	281,047
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,648,445
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/A3)
1,250,000	5.000	03/01/22	1,308,837
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)(b)
1,085,000	4.500	12/01/16	1,164,770
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	539,390
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	560,250

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A/Aa3)(b)
$ 1,360,000	5.000%	12/01/16	$ 1,472,336
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)
4,000,000	3.000	12/01/16	4,181,440
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000	12/01/17	971,746
595,000	4.250	12/01/23	674,450
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	978,912
920,000	3.850	12/01/20	1,038,505
500,000	4.350	12/01/23	571,515
820,000	4.500	12/01/24	948,453
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	312,400
435,000	4.000	12/01/21	468,473
425,000	4.000	12/01/22	457,581
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)(b)
455,000	5.000	03/01/15	456,670
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)(b)
1,270,000	5.000	03/01/15	1,274,661
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
2,570,000	5.500	02/15/29	2,625,872
1,000,000	5.500	02/15/31	1,114,770
1,500,000	5.750	02/15/35	1,532,295
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,394,936
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)
1,905,000	4.500	12/01/26	2,072,411
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,613,638
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)(b)
1,075,000	5.000	07/01/16	1,145,950
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,000,000	5.500	04/01/19	1,136,200
1,575,000	5.500	04/01/23	1,787,404
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
175,000	6.431	04/01/18	187,672
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	4,174,686
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	583,355
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	535,540
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,176,256

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
$ 1,700,000	5.000%	02/15/21	$ 2,031,007
Ladue MO School District GO Bonds (Prerefunded-Refunding & Improvement) (NR/NR)
275,000	5.000	03/01/20	297,828
305,000	5.000	03/01/22	330,318
280,000	5.000	03/01/23	303,243
Ladue MO School District GO Bonds (Unrefunded-Refunding & Improvement) (AAA/NR)
225,000	5.000	03/01/20	244,944
240,000	5.000	03/01/22	261,168
220,000	5.000	03/01/23	239,358
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,182,250
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)
3,115,000	5.000	01/01/31	3,689,686
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA/A2)
830,000	5.250	03/01/21	899,928
700,000	5.250	03/01/22	758,828
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)
2,450,000	5.000	10/01/21	2,945,904
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,901,248
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,082,760
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(c)
1,205,000	0.020	12/01/20	1,205,000
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	468,316
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,187,442
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
380,000	5.125	01/01/18	381,186
5,000	5.000	01/01/22	5,014
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	536,275
525,000	4.000	10/01/18	573,899
545,000	4.000	10/01/19	598,078
400,000	3.500	10/01/21	425,396
1,850,000	5.250	10/01/41	2,080,454
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)
1,440,000	4.500	06/01/28	1,583,539
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	1,150,930

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A/NR)
$ 2,400,000	5.000%		10/01/26	$ 2,880,984
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
2,000,000	5.000		02/15/37	2,237,040
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
2,270,000	5.000		12/01/25	2,697,600
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000		01/01/17	1,084,760
1,000,000	5.000		01/01/18	1,122,340
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000		05/15/18	1,240,288
8,700,000	0.020	(c)	05/15/38	8,700,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000		05/15/23	1,150,850
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125		11/15/23	2,678,647
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000		04/01/22	2,368,880
2,000,000	5.000		04/01/25	2,356,120
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000		02/15/19	2,252,720
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)
1,000,000	4.500		06/01/25	1,138,130
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis University) Series A (NR/A1)(c)
1,060,000	0.030		10/01/16	1,060,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000		11/15/19	1,161,860
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Washington University) Series B (JP Morgan Chase Bank NA) (AAA/Aaa)(c)
500,000	0.030		03/01/40	500,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Washington University) Series B (Wells Fargo Bank NA SPA) (AAA/Aaa)(c)
1,035,000	0.020		02/15/34	1,035,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,545,000	5.000		02/15/20	1,550,670
Missouri State Health & Educational Facilities Revenue Bonds (Variable-Washington University) Series A (AAA/Aaa)(c)
1,035,000	0.030		02/15/34	1,035,000
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (U.S. Bank NA SPA) (NR/A1)(c)
7,990,000	0.010		07/01/32	7,990,000
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)(b)
1,165,000	5.250		05/01/17	1,287,919

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)
$ 610,000	5.250%	07/01/42	$ 648,991
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)
500,000	4.375	07/01/30	530,005
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
552,000	3.950	05/01/21	571,044
650,000	3.950	11/01/21	672,425
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
235,000	1.500	05/01/15	235,606
300,000	3.600	11/01/23	321,105
445,000	3.750	05/01/24	478,282
375,000	3.800	05/01/25	400,316
Monarch-Chesterfield MO Levee District Special Tax(A-/NR)
3,425,000	4.000	03/01/19	3,620,944
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	285,772
280,000	3.000	04/01/19	292,482
265,000	3.250	04/01/20	276,962
275,000	4.000	04/01/21	300,633
315,000	4.000	04/01/22	343,300
385,000	4.500	04/01/27	424,509
405,000	4.500	04/01/28	445,536
425,000	4.625	04/01/29	468,397
445,000	4.750	04/01/30	495,281
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,533,081
2,750,000	4.000	06/01/26	3,001,377
2,925,000	4.000	06/01/27	3,163,972
1,000,000	4.000	06/01/28	1,077,570
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
1,000,000	5.250	11/01/18	1,152,500
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,237,786
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)
1,000,000	6.400	03/01/30	1,175,500
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000	03/01/19	1,713,795
Ozark MO Certificates of Participation Series 2014 (A+/NR)
500,000	5.000	09/01/44	561,035
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	475,957
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	485,930
850,000	5.000	12/01/20	947,486
Republic MO Special Obligation Revenue Bonds (A/NR)
175,000	2.500	05/01/15	175,835
150,000	2.650	05/01/16	152,150
330,000	2.500	08/01/16	334,066
125,000	3.000	05/01/17	128,168
345,000	3.000	08/01/17	354,108
150,000	3.150	05/01/18	155,003
360,000	3.000	08/01/18	370,116

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Republic MO Special Obligation Revenue Bonds (A/NR) – (continued)
$ 150,000	3.300%	05/01/19	$ 156,089
250,000	3.500	05/01/20	260,110
300,000	3.750	05/01/21	320,979
325,000	3.875	05/01/22	347,942
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,816,438
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)(b)
1,000,000	5.250	05/01/15	1,012,410
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
500,000	5.500	03/01/15	501,095
Rolla MO Certificates of Participation Series B (A+/NR)
225,000	3.150	07/01/27	227,372
410,000	3.450	07/01/32	415,892
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
1,035,000	3.000	03/01/27	1,041,013
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
645,000	3.000	03/01/23	655,752
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,387,570
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
1,300,000	4.000	04/01/23	1,467,947
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	2,972,005
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	620,125
575,000	6.850	03/01/29	660,008
Springfield MO Public Building Corp. Revenue Bonds (AMT-Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	424,352
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/Aa3)
1,000,000	5.000	12/01/18	1,037,590
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	208,806
530,000	4.500	11/01/19	579,884
610,000	4.500	11/01/20	666,895
645,000	4.750	11/01/21	710,061
685,000	4.750	11/01/22	753,507
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	423,835
405,000	4.750	11/01/22	445,504
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,533,608
1,340,000	5.000	04/01/23	1,643,912
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,173,014
100,000	5.200	12/01/31	103,703
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	674,453

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
$ 1,250,000	5.650%		02/01/30	$ 1,288,925
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000		05/01/22	1,035,090
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250		06/01/19	100,228
735,000	5.200		06/01/24	736,661
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000		11/15/15	495,772
515,000	5.000		11/15/16	528,467
St. Louis County MO Library District Certificates of Participation (AA/Aa2)
1,855,000	4.000		04/01/25	2,104,553
1,930,000	4.000		04/01/26	2,157,508
2,010,000	4.000		04/01/27	2,218,718
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250		03/01/19	435,180
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	1,037,977
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)
1,735,000	4.000		04/01/26	1,916,533
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)
1,280,000	5.000		07/01/23	1,475,520
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA/A2)
2,000,000	5.000		07/01/24	2,185,360
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000		04/01/16	104,334
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	801,330
800,000	3.000		04/01/22	853,096
800,000	3.000		04/01/23	848,152
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000		04/01/21	4,797,017
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)
695,000	3.250		05/01/21	742,302
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500		04/01/17	1,141,089
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)
765,000	4.000		06/01/21	858,766
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A+/NR)
300,000	2.750		03/01/17	313,533
345,000	3.000		03/01/18	369,750
360,000	3.000	(b)	03/01/18	385,826
385,000	3.150	(b)	03/01/18	414,376
700,000	3.300	(b)	03/01/18	756,602
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000		04/01/17	353,144
560,000	3.000		04/01/18	588,823
1,270,000	3.250		04/01/21	1,329,398

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A-/NR)
$ 625,000	6.625%	06/01/28	$ 702,963

			244,986,519

New Hampshire – 1.1%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,340,000	4.000	10/01/22	1,527,345
1,750,000	4.000	10/01/33	1,822,608

			3,349,953

New Jersey(c) – 2.0%
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A2)
6,000,000	2.019	02/01/18	6,172,620

Pennsylvania – 0.4%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,084,360

Virginia – 1.6%
Fairfax County VA Economic Development Authority Revenue Bonds (Refunding Facilities Project) Series A (AA+/Aa1)
3,900,000	5.000	10/01/23	4,921,293

TOTAL MUNICIPAL BOND OBLIGATIONS			$293,688,281

Shares	Description	Value
Investment Company – 2.5%
627,803	T. Rowe Price Tax-Free High Yield Fund (NR/NR)	$ 7,652,915

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co.
$ 3,910,000	0.000%	02/02/15	$ 3,910,000
Maturity Value: $3,910,000

TOTAL INVESTMENTS – 98.9%			$305,251,196

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			3,283,136

NET ASSETS – 100.0%			$308,534,332

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2015.

(d)	Repurchase agreement was entered into on January 30, 2015. This agreement was fully collateralized by $3,995,000 U.S. Treasury Note, 0.750%, due 03/31/18 with a market value of $3,990,374.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
SPA	— Stand-by Purchase Agreement
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$287,635,622
Gross unrealized gain	17,743,508
Gross unrealized loss	(127,934)
Net unrealized security gain	$17,615,574

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 94.7%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 517,806

California(a) – 2.0%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
670,000	0.000	07/01/27	445,282
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,783,645

			2,228,927

Florida(b) – 0.7%
Miami-Dade County FL GO Bonds (Building Better Communities Program) Series 2005 (NATL-RE) (AA/Aa2)
750,000	5.000	07/01/15	764,783

Georgia – 1.0%
Gwinnett County GA School District GO Bonds Series 2008 (AAA/Aaa)
1,000,000	5.000	02/01/36	1,113,530

Illinois(a) – 0.4%
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)
500,000	0.000	11/01/19	459,920

Kansas – 83.2%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,276,630
1,140,000	5.000	12/01/28	1,331,668
1,195,000	5.000	12/01/29	1,384,001
Burlington KS Environment Improvement Revenue Bonds (Refunding-Kansas City Power & Light) Series A (AAA/Aa1)(c)
3,000,000	0.030	09/01/35	3,000,000
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (AA-/A2)
190,000	4.850	06/01/31	195,879
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	569,495
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,175,110
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)
595,000	4.150	12/01/27	651,537
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)
1,000,000	4.000	11/15/16	1,060,490
2,000,000	5.000	11/15/29	2,353,020
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	244,212
500,000	3.000	10/01/18	522,770
655,000	4.000	10/01/19	717,873

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)
$ 1,115,000	3.000%	08/01/18	$ 1,146,354
County of Shawnee KS Certificate of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
1,145,000	4.000	09/01/26	1,246,287
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
235,000	4.000	09/01/18	252,940
Dodge City KS Industrial Revenue Bonds (Dodge City Community College Activity Center) Series 2014 (A+/NR)
735,000	2.000	07/15/17	754,882
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	2,031,003
Harvey County KS Unified School District No. 373 Newton GO Bonds (Refunding) Series 2014 (A+/NR)
550,000	2.000	09/01/17	567,072
Jackson County KS Unified School District No. 336 Denison-Holton GO Bonds (Refunding & Improvement) Series B (NR/A2)
510,000	2.000	09/01/15	514,799
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) (NR/Aa3)
1,000,000	3.000	09/01/18	1,069,700
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)
1,000,000	4.000	09/01/23	1,125,690
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	826,313
500,000	4.000	09/01/20	566,610
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)
945,000	4.000	10/01/23	1,053,155
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (A+/NR)
2,395,000	5.000	10/01/22	2,944,772
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/A3)
500,000	6.000	10/01/16	544,920
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A+/NR)
925,000	5.000	10/01/22	991,730
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)
825,000	5.500	09/01/36	1,010,031
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000	09/01/18	625,481
600,000	5.000	09/01/33	707,538
600,000	5.000	09/01/34	703,110
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	544,913
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)
1,000,000	5.000	06/01/24	1,197,740
Kansas State Department of Transportation Revenue Bonds Series C-2 (NR/Aa2)(c)
3,000,000	0.010	09/01/22	3,000,000
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000	11/15/20	1,810,410

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
$ 750,000	5.000%	05/15/35	$ 846,120
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa2)
1,000,000	5.500	11/15/23	1,212,660
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa2)
800,000	5.000	11/15/24	885,200
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	527,895
1,425,000	5.250	07/01/31	1,511,540
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/A1)(b)
1,375,000	4.750	06/01/15	1,395,446
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (AA-/NR)
30,000	5.000	04/01/24	30,199
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA-/A3)
2,000,000	3.500	06/01/23	2,108,040
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,156,350
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA-/Aa3)
500,000	5.000	11/01/16	539,605
1,500,000	5.000	11/01/20	1,772,580
2,000,000	5.000	11/01/27	2,342,200
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA-/Aa3)
1,000,000	5.250	11/01/22	1,116,950
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA-/Aa3)
1,750,000	5.250	01/01/25	2,062,112
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,139,575
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	310,834
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250	03/01/23	1,720,116
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(b)
1,415,000	5.250	09/01/19	1,679,081
Leavenworth County KS Unified School District No. 464 GO Bonds (Improvement) Series A (AA-/WR)(b)
1,380,000	5.000	09/01/15	1,418,295
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)
500,000	4.000	09/01/26	554,735
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (AA-/A3)(b)
150,000	5.000	09/01/15	154,163
Lyons KS Public Building Commission Revenue Bonds (A+/NR)
315,000	5.000	10/01/23	357,957
Miami County Unified School District No. 367 Osawatomie, KS GO Bonds (Refunding) Series A (AGM) (AA/A2)(b)
1,310,000	5.000	09/01/15	1,346,352

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (AA-/A3)
$ 365,000	5.000	(b)%	09/01/16	$ 391,933
1,285,000	5.000		09/01/17	1,372,020
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125		09/01/21	1,318,706
Pratt County KS Public Building Commission Revenue Bonds (A+/NR)
300,000	5.000		12/01/19	341,340
400,000	5.000		12/01/20	460,436
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500		09/01/22	546,785
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000		09/01/26	2,080,231
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250		08/01/18	1,145,850
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA/NR)
1,500,000	5.000		11/01/32	1,657,965
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)
415,000	5.250		12/01/38	427,736
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)
1,000,000	5.000		09/01/23	1,214,590
Shawnee County KS Certificate of Participation (Refunding) Series B (NR/Aa3)
795,000	3.000		09/01/18	844,354
820,000	3.000		09/01/19	879,827
845,000	3.000		09/01/20	907,851
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750		09/01/18	209,194
Sumner County KS Unified School District No. 353 Wellington GO Bonds (Refunding) Series 2006 (NATL-RE) (AA-/A3)
650,000	4.200		09/01/24	663,371
Topeka KS GO Bonds (Refunding) Series B (AA/Aa3)
1,360,000	2.500		08/15/19	1,367,154
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA-/A3)
35,000	5.000		06/01/16	37,077
1,000,000	5.000		06/01/23	1,139,870
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA-/A3)
300,000	5.000		06/01/23	341,961
475,000	5.000		06/01/24	541,267
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000		07/01/20	469,948
460,000	3.000		07/01/22	502,798
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000		09/01/24	1,148,520
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000		09/01/20	1,607,545
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000		09/01/20	1,664,404

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County Unified School District No. 204 GO Bonds (Unrefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)
$ 750,000	5.000%	09/01/21	$ 769,658
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Refunding-Sales Tax-KS International Speedway Corp. Project) Series 2014 (A+/NR)
300,000	5.000	12/01/16	323,919
400,000	5.000	12/01/17	445,164
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	488,857

			91,216,471

Louisiana – 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A-/A3)
2,000,000	5.500	10/01/25	2,404,700

Maryland – 0.8%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
945,000	2.500	06/01/25	909,818

Massachusetts – 0.3%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
295,000	5.300	01/01/30	315,653

Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health Care) Series C (NR/Aa3)
750,000	5.000	08/01/35	765,953

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	656,038

South Carolina – 1.5%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
500,000	5.000	12/01/28	537,870
South Carolina Transportation Infrastructure Bank Revenue Bonds Series A (XLCA) (NR/A1)
1,000,000	5.000	10/01/22	1,075,260

			1,613,130

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/25	889,567

TOTAL MUNICIPAL BOND OBLIGATIONS			$103,856,296

Shares	Description	Value
Investment Company – 2.6%
233,184	T. Rowe Price Tax-Free High Yield Fund (NR/NR)	$ 2,842,511

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 1.8%
Repurchase Agreement – 1.8%
State Street Bank & Trust Co.
$ 1,964,000	0.000%	02/02/15	$ 1,964,000
Maturity Value: $1,964,000

TOTAL INVESTMENTS – 99.1%			$108,662,807

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			1,006,007

NET ASSETS – 100.0%			$109,668,814

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2015.

(d)	Repurchase agreement was entered into on January 30, 2015. This agreement was fully collateralized by $2,010,000 U.S. Treasury Note, 0.750%, due 03/31/18 with a market value of $2,007,672.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$101,827,026
Gross unrealized gain	6,898,806
Gross unrealized loss	(63,025)
Net unrealized security gain	$6,835,781

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

Short Term Investments — Short-term investments having maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodian under tri-party repurchase agreements.

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Funds’ investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2015:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$70,080,793	$—	$—
Short-term Investment	—	1,188,000	—
Total	$70,080,793	$1,188,000	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$233,049,420	$—	$—
Short-term Investment	—	388,000	—
Total	$233,049,420	$388,000	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$62,182,651	$—	$—
Short-term Investment	—	1,313,000	—
Total	$62,182,651	$1,313,000	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$115,756,921	$—
Municipal Bond Obligations	—	98,418,913	—
Mortgage-Backed Obligations	—	149,601,076	—
Corporate Obligations	—	493,362,389	—
Foreign Debt Obligations	522,234	—	—
U.S. Treasury and/or Other U.S. Government Agencies	37,116,359	38,590,927	—
Investment Company	5,744,019	—	—
Short-term Investment	—	27,896,000	—
Total	$43,382,612	$923,626,226$	$—

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,429,551	$—
Mortgage-Backed Obligations	—	18,941,812	—
U.S. Treasury and/or Other U.S. Government Agencies	13,980,284	59,618,972	—
Short-term Investment	—	5,718,000	—
Total	$13,980,284	$87,708,335	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$267,404,592	$—
Investment Company	6,013,004	—	—
Short-term Investment	—	1,922,000	—
Total	$6,013,004	$269,326,592	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$293,688,281	$—
Investment Company	7,652,915	—	—
Short-term Investment	—	3,910,000	—
Total	$7,652,915	$297,598,281	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$103,856,296	$—
Investment Company	2,842,511	—	—
Short-term Investment	—	1,964,000	—
Total	$2,842,511	$105,820,296	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. The Trustees have delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risks — Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date March 30, 2015

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date March 30, 2015